Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica QS Investors Active Asset Allocation – Conservative VP

Effective on or about July 1, 2020, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Transamerica QS Investors Active Asset Allocation – Conservative VP:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 35% of its net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 65% of its net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). The portfolio’s sub-adviser may periodically adjust target asset class allocations in accordance with their investment process and in an effort to appropriately position the portfolio to changing market environments. In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure to equity ETFs to approximately 50% of net assets or may decrease exposure to equity ETFs to approximately 20% of net assets, and may increase exposure to fixed income ETFs to approximately 80% of net assets or may decrease exposure to fixed income ETFs to approximately 50% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the portfolio’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate, and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative market performance, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to defensive instruments (including Treasury bills, Treasury bond ETFs, money market funds and cash) based on a formula that takes into account the net asset value of the portfolio, the portfolio’s volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to defensive instruments and fixed income ETFs and increase its exposure to equity ETFs in response to certain levels of positive market performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts in market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to defensive instruments. If the portfolio has a significant amount of exposure to defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

* * *

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

Effective on or about July 1, 2020, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Transamerica QS Investors Active Asset Allocation – Moderate Growth VP:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 70% of net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 30% of net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). The portfolio’s sub-adviser may periodically adjust target asset class allocations in accordance with their investment process and in an effort to appropriately position the portfolio to changing market environments. In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure to equity ETFs to approximately 95% of net assets or may decrease the exposure to equity ETFs to approximately 30% of net assets, and may increase exposure to fixed income ETFs to approximately 70% of net assets or may decrease exposure to fixed income ETFs to approximately 5% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the portfolio’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative market, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to defensive instruments (including Treasury bills, Treasury bond ETFs, money market funds and cash) based on a formula that takes into account the net asset value of the portfolio, the portfolio’s volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to defensive instruments and fixed income ETFs and increase its exposure to equity ETFs in response to certain levels of positive market performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management. The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts in market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to defensive instruments. If the portfolio has a significant amount of exposure to defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

* * *

Transamerica QS Investors Active Asset Allocation – Moderate VP

Effective on or about July 1, 2020, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Transamerica QS Investors Active Asset Allocation – Moderate VP:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 50% of net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 50% of net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). The portfolio’s sub-adviser may periodically adjust target asset class allocations in accordance with their investment process and in an effort to appropriately position the portfolio to changing market environments. In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure equity ETFs to approximately 70% of net assets or may decrease exposure to equity ETFs to approximately 25% of net assets, and may increase exposure to fixed income ETFs to approximately 75% of net assets or may decrease exposure to fixed income ETFs to approximately 30% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the portfolio’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative market performance, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to defensive instruments (including Treasury bills, Treasury Bond ETFs, money market funds and cash) based on a formula that takes into account the net asset value of the portfolio, the portfolio’s volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to defensive instruments and fixed income ETFs and increase its exposure to equity ETFs in response to certain levels of positive market performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to defensive instruments. If the portfolio has a significant amount of exposure to defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

* * *

Investors Should Retain this Supplement for Future Reference

June 19, 2020

Transamerica QS Investors Active Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica QS Investors Active Asset Allocation – Conservative VP

Effective on or about July 1, 2020, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Transamerica QS Investors Active Asset Allocation – Conservative VP:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 35% of its net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 65% of its net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). The portfolio’s sub-adviser may periodically adjust target asset class allocations in accordance with their investment process and in an effort to appropriately position the portfolio to changing market environments. In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure to equity ETFs to approximately 50% of net assets or may decrease exposure to equity ETFs to approximately 20% of net assets, and may increase exposure to fixed income ETFs to approximately 80% of net assets or may decrease exposure to fixed income ETFs to approximately 50% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the portfolio’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate, and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative market performance, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to defensive instruments (including Treasury bills, Treasury bond ETFs, money market funds and cash) based on a formula that takes into account the net asset value of the portfolio, the portfolio’s volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to defensive instruments and fixed income ETFs and increase its exposure to equity ETFs in response to certain levels of positive market performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts in market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to defensive instruments. If the portfolio has a significant amount of exposure to defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

* * *

Investors Should Retain this Supplement for Future Reference

June 19, 2020

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 35% of its net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 65% of its net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). The portfolio’s sub-adviser may periodically adjust target asset class allocations in accordance with their investment process and in an effort to appropriately position the portfolio to changing market environments. In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure to equity ETFs to approximately 50% of net assets or may decrease exposure to equity ETFs to approximately 20% of net assets, and may increase exposure to fixed income ETFs to approximately 80% of net assets or may decrease exposure to fixed income ETFs to approximately 50% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the portfolio’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate, and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative market performance, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to defensive instruments (including Treasury bills, Treasury bond ETFs, money market funds and cash) based on a formula that takes into account the net asset value of the portfolio, the portfolio’s volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to defensive instruments and fixed income ETFs and increase its exposure to equity ETFs in response to certain levels of positive market performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts in market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to defensive instruments. If the portfolio has a significant amount of exposure to defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.
Transamerica QS Investors Active Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

Effective on or about July 1, 2020, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Transamerica QS Investors Active Asset Allocation – Moderate Growth VP:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 70% of net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 30% of net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). The portfolio’s sub-adviser may periodically adjust target asset class allocations in accordance with their investment process and in an effort to appropriately position the portfolio to changing market environments. In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure to equity ETFs to approximately 95% of net assets or may decrease the exposure to equity ETFs to approximately 30% of net assets, and may increase exposure to fixed income ETFs to approximately 70% of net assets or may decrease exposure to fixed income ETFs to approximately 5% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the portfolio’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative market, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to defensive instruments (including Treasury bills, Treasury bond ETFs, money market funds and cash) based on a formula that takes into account the net asset value of the portfolio, the portfolio’s volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to defensive instruments and fixed income ETFs and increase its exposure to equity ETFs in response to certain levels of positive market performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management. The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts in market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to defensive instruments. If the portfolio has a significant amount of exposure to defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

* * *

Investors Should Retain this Supplement for Future Reference

June 19, 2020

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 70% of net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 30% of net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). The portfolio’s sub-adviser may periodically adjust target asset class allocations in accordance with their investment process and in an effort to appropriately position the portfolio to changing market environments. In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure to equity ETFs to approximately 95% of net assets or may decrease the exposure to equity ETFs to approximately 30% of net assets, and may increase exposure to fixed income ETFs to approximately 70% of net assets or may decrease exposure to fixed income ETFs to approximately 5% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the portfolio’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative market, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to defensive instruments (including Treasury bills, Treasury bond ETFs, money market funds and cash) based on a formula that takes into account the net asset value of the portfolio, the portfolio’s volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to defensive instruments and fixed income ETFs and increase its exposure to equity ETFs in response to certain levels of positive market performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management. The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts in market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to defensive instruments. If the portfolio has a significant amount of exposure to defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.
Transamerica QS Investors Active Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica QS Investors Active Asset Allocation – Moderate VP

Effective on or about July 1, 2020, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Transamerica QS Investors Active Asset Allocation – Moderate VP:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 50% of net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 50% of net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). The portfolio’s sub-adviser may periodically adjust target asset class allocations in accordance with their investment process and in an effort to appropriately position the portfolio to changing market environments. In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure equity ETFs to approximately 70% of net assets or may decrease exposure to equity ETFs to approximately 25% of net assets, and may increase exposure to fixed income ETFs to approximately 75% of net assets or may decrease exposure to fixed income ETFs to approximately 30% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the portfolio’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative market performance, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to defensive instruments (including Treasury bills, Treasury Bond ETFs, money market funds and cash) based on a formula that takes into account the net asset value of the portfolio, the portfolio’s volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to defensive instruments and fixed income ETFs and increase its exposure to equity ETFs in response to certain levels of positive market performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to defensive instruments. If the portfolio has a significant amount of exposure to defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

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Investors Should Retain this Supplement for Future Reference

June 19, 2020

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 50% of net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 50% of net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). The portfolio’s sub-adviser may periodically adjust target asset class allocations in accordance with their investment process and in an effort to appropriately position the portfolio to changing market environments. In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure equity ETFs to approximately 70% of net assets or may decrease exposure to equity ETFs to approximately 25% of net assets, and may increase exposure to fixed income ETFs to approximately 75% of net assets or may decrease exposure to fixed income ETFs to approximately 30% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the portfolio’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative market performance, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to defensive instruments (including Treasury bills, Treasury Bond ETFs, money market funds and cash) based on a formula that takes into account the net asset value of the portfolio, the portfolio’s volatility and the implied volatility in the market. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to defensive instruments and fixed income ETFs and increase its exposure to equity ETFs in response to certain levels of positive market performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to defensive instruments. If the portfolio has a significant amount of exposure to defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.